Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	85-2484385
Plan number	001
Participant loans	$ 1,136,583
Assets held at end of year	85,517,326
Investment, Identifier [Axis]: Allspring Special Mid Cap VAL FD R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	761,820
Investment, Identifier [Axis]: Federated Instl High Yield Bold Instl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	430,023
Investment, Identifier [Axis]: Fidelity 500 Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,796,586
Investment, Identifier [Axis]: Fidelity Government Cash Reserves Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,170
Investment, Identifier [Axis]: Fidelity International Growth | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	642,713
Investment, Identifier [Axis]: Fidelity International Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,800,053
Investment, Identifier [Axis]: Fidelity Mid Cap Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,254,455
Investment, Identifier [Axis]: Fidelity Small Cap Growth | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	763,511
Investment, Identifier [Axis]: Fidelity Small Cap Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,428,182
Investment, Identifier [Axis]: Fidelity US Bond Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,766,702
Investment, Identifier [Axis]: GQC Partners Emerging Markets Equity Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,285,765
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,182,506
Investment, Identifier [Axis]: PIMCO Int'l Bond US Dollar Hedge Inst | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	353,825
Investment, Identifier [Axis]: PROG Holdings, Inc. Common Stock Fund | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	592,533
Investment, Identifier [Axis]: Principal Mid Cap Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	919,137
Investment, Identifier [Axis]: Putnam International Value Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	854,487
Investment, Identifier [Axis]: Putnam Large Cap Value Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,719,174
Investment, Identifier [Axis]: Undiscovered MGRS Behavioral VAL R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	356,656
Investment, Identifier [Axis]: Vanguard Fed Money Market Fund Invest Share | Money Market Deposit Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,655,560
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	466,483
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	372,533
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,258,281
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,085,252
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,364,689
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,398,047
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,337,575
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,934,620
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,666,947
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	577,016
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,992
Investment, Identifier [Axis]: Vanguard Target Retirement Income Inv | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 347,450
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	9.50%